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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MILL ROAD CAPITAL MANAGEMENT LLC

Address: 382 GREENWICH AVENUE, SUITE ONE
         Greenwich, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    THOMAS E. LYNCH

Title:   MANAGEMENT COMMITTEE DIRECTOR AND CHAIRMAN

Phone:   (203) 987-3500


Signature, Place, and Date of Signing:

/s/ Thomas E. Lynch        Greenwich, CT               May 15, 2012
_______________________    ________________________    _______________________

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           26
Form 13F Information Table Value Total:  $   106,489
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
1    028-14344             MILLROAD CAPITAL GP LLC

                                      2

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       MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------ --------------  --------- -------- ------------------ ------------ -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGER  SOLE SHARED   NONE
------------------------------ --------------  --------- -------- --------- --- ---- ------------ -------- ---- ------ ---------
ASTRO-MED INC NEW                 COM          04638F108     595     70,820 SH       SHARED-OTHER    1                    70,820
ALLIED MOTION TECHNOLOGIES INC    COM          019330109     495     68,216 SH       SHARED-OTHER    1                    68,216
AMERICAN PAC CORP                 COM          028740108   5,365    713,370 SH       SHARED-OTHER    1                   713,370
CACHE INC                         COM NEW      127150308   2,941    420,142 SH       SHARED-OTHER    1                   420,142
CROWN CRAFTS INC                  COM          228309100   5,054    944,638 SH       SHARED-OTHER    1                   944,638
COLDWATER CREEK INC               COM          193068103   2,035  1,754,257 SH       SHARED-OTHER    1                 1,754,257
DESTINATION MATERNITY CORP        COM          25065D100  24,327  1,309,996 SH       SHARED-OTHER    1                 1,309,996
BARRY R G CORP OHIO               COM          068798107   7,824    641,286 SH       SHARED-OTHER    1                   641,286
EDAC TECHNOLOGIES CORP            COM          279285100     550     42,043 SH       SHARED-OTHER    1                    42,043
AMBASSADORS GROUP INC             COM          023177108   4,342    811,624 SH       SHARED-OTHER    1                   811,624
PHYSICIANS FORMULA HLDGS INC      COM          719427106   7,526  2,516,943 SH       SHARED-OTHER    1                 2,516,943
GAIAM INC                         CL A         36268Q103   3,952    993,017 SH       SHARED-OTHER    1                   993,017
GAMING PARTNERS INTL CORP         COM          36467A107   2,491    393,540 SH       SHARED-OTHER    1                   393,540
HARVARD BIOSCIENCE INC            COM          416906105   1,811    462,000 SH       SHARED-OTHER    1                   462,000
HUDSON HIGHLAND GROUP INC         COM          443792106   4,926    915,617 SH       SHARED-OTHER    1                   915,617
HARRIS INTERACTIVE INC            COM          414549105   6,261  4,707,725 SH       SHARED-OTHER    1                 4,707,725
J ALEXANDERS CORP                 COM          466096104   2,312    273,964 SH       SHARED-OTHER    1                   273,964
LIFETIME BRANDS INC               COM          53222Q103     148     13,124 SH       SHARED-OTHER    1                    13,124
LYDALL INC DEL                    COM          550819106   5,224    512,672 SH       SHARED-OTHER    1                   512,672
LEARNING TREE INTL INC            COM          522015106   3,366    562,932 SH       SHARED-OTHER    1                   562,932
MATERIAL SCIENCES CORP            COM          576674105   2,247    272,403 SH       SHARED-OTHER    1                   272,403
MOD PAC CORP                      COM          607495108     260     37,200 SH       SHARED-OTHER    1                    37,200
NATIONAL TECHNICAL SYS INC        COM          638104109   7,835  1,362,556 SH       SHARED-OTHER    1                 1,362,556
SMTC CORP                         COM NEW      832682207   2,428    642,313 SH       SHARED-OTHER    1                   642,313
SPAN AMER MED SYS INC             COM          846396109     706     42,742 SH       SHARED-OTHER    1                    42,742
MANAGEMENT NETWORK GROUP INC      COM NEW      561693201   1,468    589,507 SH       SHARED-OTHER    1                   589,507
                                                         106,489